Loss Before Income Tax - Summary of Other Income (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit (loss) [Abstract]
ADS issuance contribution		$ 309,527
Short-term investment valuation gain	$ 30,191
Government grants for research and development expenditures	104,822
Government subsidies	21,736	21,392
Others		9,157
Other income	$ 156,749	$ 340,076